Condensed Financial Information For Parent Company Only	12 Months Ended
Dec. 31, 2012
Condensed Financial Information for Parent Company Only [Abstract]
CONDENSED FINANCIAL INFORMATION FOR PARENT COMPANY ONLY

NOTE 15 - CONDENSED FINANCIAL INFORMATION FOR PARENT COMPANY ONLY

BALANCE SHEETS

	December 31,
	2012	2011
	(In Thousands)

ASSETS

Cash	$402	$128
Investment in bank subsidiary	38,531	35,431
Investment in unconsolidated subsidiary trust	155	155
Securities available for sale	1,071	1,055
Other assets	16	31

Total Assets	$40,175	$36,800

LIABILITIES AND SHAREHOLDERS’ EQUITY

Liabilities	$212	$207
Junior subordinated debt	5,155	5,155
Shareholders’ equity	34,808	31,438

Total Liabilities and Shareholders’ Equity	$40,175	$36,800

STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Years Ended December 31,
	2012	2011
	(In Thousands)

Dividends from bank subsidiary	$1,631	$1,055
Other dividends	51	42
Realized gains on sales of securities	—	8

	1,682	1,105
Expenses	216	206

	1,466	899
Equity in undistributed earnings in bank subsidiary	3,066	3,247

Net Income	$4,532	$4,146

Total Comprehensive Income	$4,575	$4,082

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2012	2011
	(In Thousands)

CASH FLOWS FROM OPERATING ACTIVITIES

Net income	$4,532	$4,146
Equity in undistributed earnings of bank subsidiary	(3,066)	(3,247)
Realized gains on sales of securities	—	(8)
Decrease in other assets	15	15
Increase in other liabilities	5	2

Net Cash Provided by Operating Activities	1,486	908

CASH FLOWS FROM INVESTING ACTIVITIES

Purchase of securities available for sale	—	—
Proceed from sales of securities	—	29

Net Cash Available from Investing Activities	—	29

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from issuance of common stock	177	128
Acquisition of treasury stock	—	—
Cash dividends paid	(1,382)	(1,054)

Net Cash Used in Financing Activities	(1,205)	(926)

Net Increase in Cash	274	11

CASH – BEGINNING	128	117

CASH – ENDING	$402	$128